Share Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation Expense

Total share-based compensation expense is as follows:

	Year Ended December 31,
	2018	2017	2016
Research and development	$602,526	$722,277	$378,045
General and administrative	674,088	564,693	1,454,946

Total	$1,276,614	$1,286,970	$1,832,991

Schedule of Fair Value of Share Options Granted to Employees And Directors

The fair value of each share option granted to employees and directors was estimated on the date of grant using the following assumptions:

	Year Ended December 31,
	2018	2017	2016
Risk free interest rate	2.65% - 3.12%	1.89% - 2.83%	1.23% - 2.42%
Expected dividend yield	—	—	—
Expected term (in years)	6.0	6.0	6.4
Expected volatility	59%	57%	50%
Underlying fair value of ordinary shares	$1.05	$1.38	$1.14

Summary of Share Option Plan Activity

The following table summarizes share option plan activity for the year ended December 31, 2018:

	Number of Shares	Weighted- Average Exercise Price	Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2017	14,789,031	$1.02	7.5	$3,580,527
Granted	2,091,572	$1.47
Exercised	(13,333)	$1.14
Cancelled or forfeited	(996,042)	$1.18

Outstanding at December 31, 2018	15,871,228	$1.06	6.7	$2,118,170

Exercisable at December 31, 2018	11,868,948	$0.94	6.1	$2,107,661

Vested and expected to vest at December 31, 2018	14,711,705	$1.03	6.5	$2,118,152